Financial assets at amortised cost - Debt Securities and Due from fellow Group undertakings (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of financial assets [line items]
Total financial assets at amortised cost	£ 494,443		£ 486,501
12-month expected credit losses
Disclosure of financial assets [line items]
Total financial assets at amortised cost	423,023		441,129
Not credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total financial assets at amortised cost	54,216		27,512
Credit-impaired after purchase or origination | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total financial assets at amortised cost	4,486		4,288
Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Total financial assets at amortised cost	12,718		13,572
Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(3,380)
Additions (repayments)	(181)	£ 56
Balance at end of period	(6,220)		(3,380)
Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(760)
Balance at end of period	(1,553)		(760)
Impairment | Not credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(1,070)
Balance at end of period	(2,332)		(1,070)
Impairment | Credit-impaired after purchase or origination | Lifetime expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(1,408)
Balance at end of period	(2,010)		(1,408)
Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)		(142)
Debt securities
Disclosure of financial assets [line items]
Balance at beginning of period	5,325
Balance at end of period	5,213		5,325
Debt securities | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	5,325
Balance at end of period	5,213		5,325
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	5,326	5,097	5,097
Exchange and other adjustments	102		(91)
Additions (repayments)	(213)		320
Balance at end of period	5,215		5,326
Debt securities | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	5,325	5,095	5,095
Exchange and other adjustments	102		(90)
Additions (repayments)	(213)		320
Balance at end of period	5,214		5,325
Debt securities | Gross carrying amount | Credit-impaired after purchase or origination | Lifetime expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	1	£ 2	2
Exchange and other adjustments			(1)
Balance at end of period	1		1
Debt securities | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(1)
Balance at end of period	(2)		(1)
Debt securities | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at end of period	(1)
Debt securities | Impairment | Credit-impaired after purchase or origination | Lifetime expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(1)
Balance at end of period	(1)		(1)
Due from fellow Lloyds Banking Group undertakings
Disclosure of financial assets [line items]
Balance at beginning of period	1,854
Balance at end of period	925		1,854
Due from fellow Lloyds Banking Group undertakings | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	1,854
Balance at end of period	925		1,854
Due from fellow Lloyds Banking Group undertakings | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	1,897
Balance at end of period	926		1,897
Due from fellow Lloyds Banking Group undertakings | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	1,854
Balance at end of period	926		1,854
Due from fellow Lloyds Banking Group undertakings | Gross carrying amount | Credit-impaired after purchase or origination | Lifetime expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	43
Balance at end of period			43
Due from fellow Lloyds Banking Group undertakings | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(43)
Balance at end of period	(1)		(43)
Due from fellow Lloyds Banking Group undertakings | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at end of period	(1)
Due from fellow Lloyds Banking Group undertakings | Impairment | Credit-impaired after purchase or origination | Lifetime expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	£ (43)
Balance at end of period			£ (43)